Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business Combination [Line Items]
Business Combinations

Note 3. Business Combinations

MagCanica

On June 1, 2026, the Company acquired a 100% equity interest in MagCanica, LLC (“MagCanica”), a designer and manufacturer of non-contact, high-precision torque sensors that operate under extreme conditions. The acquisition complements the Company's existing military flexible driveshaft capabilities and addresses a growing need across aerospace and defense for real-time monitoring of mission-critical rotating systems. The total consideration of $117,739 is preliminary and subject to the resolution of customary closing adjustments which have not yet been finalized. The acquisition was funded by cash on hand.

The preliminary purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date consisted of total assets acquired of $120,055, including $70,300 of intangible assets, $43,231 of goodwill, and $6,524 of all other current and non-current assets, with $2,316 of assumed total liabilities. Goodwill was primarily attributable to synergies and economies of scale expected from combining the operations of the Company and MagCanica. Substantially all of the goodwill is expected to be deductible for tax purposes, subject to finalization of the purchase price allocation.

Micro-Tronics

On January 5, 2026, the Company acquired a 100% equity interest in Micro-Tronics, LLC (“Micro-Tronics”), a leading provider of engineered, mission-critical elastomeric and metallic components for commercial aerospace and defense applications. The acquisition expands the Company's product line into adjacent and overlapping capabilities, ranging from elastomeric diaphragm seals and assemblies to high-precision electrical discharge machined components. The total consideration was $71,609 and the acquisition was funded by $25,000 of proceeds from a draw on the 2025 DDTL (as defined below in "Note 11. Debt") and cash on hand.

The purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date consisted of total assets acquired of $75,259, including $26,400 of intangible assets, $18,223 of goodwill, $16,130 of property, plant, and equipment, and $14,506 of all other current and non-current assets, with $3,650 of assumed total liabilities. Goodwill was primarily attributable to synergies and economies of scale expected from combining the operations of the Company and Micro-Tronics. Substantially all of the goodwill is expected to be deductible for tax purposes, subject to finalization of the purchase price allocation.

Oldham Seals Group Limited

On June 27, 2025, the Company acquired a 100% equity interest in Oldham Seals Group Limited (“Oldham”), a Chichester, England based company that designs and manufactures highly engineered elastomeric and polymer products for the naval and civilian shipping, oil and gas, and traction industries. The total consideration consisted of $115,099 of cash and $331 of deferred consideration. The acquisition was funded by $92,000 of borrowings under the Company’s existing debt instruments and cash on hand.

The purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date consisted of total assets acquired of $135,222, including $58,586 of goodwill, $54,532 of intangible assets, $10,690 of cash and cash equivalents, $4,842 of property, plant and equipment, and $6,572 of all other current and non-current assets, with $19,792 of assumed total liabilities, which includes $14,924 of deferred tax liabilities. Goodwill was primarily attributable to synergies and economies of scale expected from combining the operations of the Company and Oldham. Goodwill is not deductible for tax purposes.

Spira Manufacturing Corporation

On January 8, 2025, the Company acquired a 100% equity interest in Spira Manufacturing Corporation (“Spira”), which specializes in custom manufacturing of electromagnetic interference and radio-frequency interference shielding gaskets and products. The total consideration consisted of $49,916 of cash and $551 of deferred consideration. The acquisition was funded by $42,000 of borrowings under the Company’s existing debt instruments and cash on hand. As of June 30, 2026, all deferred consideration was paid.

The purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date consisted of total assets acquired of $60,757, including $27,933 of goodwill, $21,700 of intangible assets, $2,635 of property, plant, and equipment, and $8,489 of all other current and non-current assets, with $10,290 of assumed total liabilities, which includes $5,658 of deferred tax liabilities. Goodwill was primarily attributable to synergies and economies of scale expected from combining the operations of the Company and Spira. Goodwill is not deductible for tax purposes.

Pro forma revenue and net income have not been presented for MagCanica, Micro-Tronics, Oldham, and Spira because the financial results are, individually and in the aggregate, not material to the condensed consolidated financial statements in any period presented.

Note 3. Business Combinations

Oldham Seals Group Limited

On June 27, 2025, the Company acquired 100% equity interest in Oldham Seals Group Limited (“Oldham”), a Chichester, England based company that designs and manufactures highly engineered elastomeric and polymer products for the naval and civilian shipping industry, oil and gas and traction industries. The total consideration comprised $115,099 of cash and $331 of deferred consideration. The acquisition was funded by proceeds of $92,000 from the Company’s 2025 Revolver (as defined below in “Note 11. Debt”) and cash on hand.

The following table summarizes the purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date:

Estimated Fair Value
Cash and cash equivalents	$10,690
Accounts receivable	1,979
Inventories	2,064
Prepaid expenses and other current assets	524
Property, plant and equipment	4,842
Operating lease right-of-use assets	2,005
Intangible assets	54,532
Goodwill	58,586
Total assets acquired	135,222
Accounts payable	1,651
Operating lease liabilities, current	442
Accrued expenses and other current liabilities	1,308
Operating lease liabilities, noncurrent	1,467
Deferred tax liabilities	14,924
Total liabilities assumed	19,792
Net assets and liabilities	$115,430

The Company recognized goodwill for the excess of the purchase price over the fair value of net assets acquired. Goodwill was primarily attributable to synergies and economies of scale expected from combining the operations of the Company and Oldham. Goodwill is not deductible for tax purposes.

Transaction expenses paid by the Company in connection with the above acquisition amounted to $2,146 for the year ended December 31, 2025, and are included within Selling, general and administrative expenses in the Combined Statements of Operations.

Spira Manufacturing Corporation

On January 8, 2025, the Company acquired 100% equity interest in Spira Manufacturing Corporation (“Spira”), which specializes in custom manufacturing of electromagnetic interference and radio-frequency interference shielding gaskets and products. The total consideration comprised $49,916 of cash and $551 of deferred consideration. The acquisition was funded by $42,000 of proceeds from the issuance of debt from the Company’s Credit Facility 1.0 and cash on hand.

The following table summarizes the purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date:

Estimated Fair Value
Cash and cash equivalents	$1,205
Accounts receivable	1,332
Inventories	2,854
Property, plant and equipment	2,635
Operating lease right-of-use assets	3,098
Intangible assets	21,700
Goodwill	27,933
Total assets acquired	60,757
Accounts payable	146
Contract liabilities	1,083
Operating lease liabilities, current	460
Accrued expenses and other current liabilities	305
Operating lease liabilities, noncurrent	2,638
Deferred tax liabilities	5,658
Total liabilities assumed	10,290
Net assets and liabilities	$50,467

The Company recognized goodwill for the excess of the purchase price over the fair value of net assets acquired. Goodwill was primarily attributable to synergies and economies of scale expected from combining the operations of the Company and Spira. Goodwill is not deductible for tax purposes.

Transaction expenses paid by the Company in connection with the above acquisition amounted to $1,003 for the year ended December 31, 2025, and are included within Selling, general and administrative expenses in the Combined Statements of Operations.

Pro forma revenue and net income have not been presented for Spira and Oldham because the financial results of Spira and Oldham, individually and in the aggregate, are not material to the combined financial statements in any period presented.

Arxis Businesses Transaction

On September 30, 2024, the equity interests of Arcline Engineered Polymer Topco, L.P., Hawkeye TopCo, L.P., Connector TopCo, L.P., and Ovation TopCo, L.P., were contributed to a newly-formed limited partnership series-entity (the “Arxis

Businesses Transaction”). The Arxis Businesses Transaction brought these entities under common control and resulted in a business combination within the scope of ASC 805.

Arcline Engineered Polymer Topco, L.P. and Hawkeye TopCo, L.P., which were under common control for all periods presented including prior to September 30, 2024, were determined to be the accounting acquirer group in accordance with ASC 805. The total consideration of $2,389,897 represents the amount equal to the estimated fair value of equity exchanged in the Arxis Businesses Transaction by the limited partner holders of the acquired businesses, Connector TopCo, L.P. and Ovation TopCo, L.P., as of the date of the Arxis Businesses Transaction. The acquisition date fair value of equity exchanged for the acquired businesses was determined in consultation with third-party valuation advisors based on an estimated enterprise value, using a combination of the income and market approaches, reduced by borrowings assumed. The determination of the fair value of equity exchanged required the Company to make significant estimates and assumptions related to future cash flows, discount rates, and selection of comparable companies. The total consideration does not include the amount attributable to the entities that have been excluded from Ovation TopCo, L.P. as described in “Note 2. Summary of Significant Accounting Policies.” The Company acquired cash as part of the Arxis Businesses Transaction, but there was no cash consideration exchanged as part of the Arxis Businesses Transaction.

The combined financial statements include the operations of the acquired businesses from the date of the Arxis Businesses Transaction, which is the acquisition date. The Company accounted for the acquired businesses using the acquisition method of accounting, which requires, among other things, assets acquired and liabilities assumed to be recognized at their estimated fair values as of the acquisition date.

The following table summarizes the purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date:

Estimated Fair Value
Cash and cash equivalents	$46,900
Accounts receivable	139,756
Contract assets	13,837
Inventories	251,426
Prepaid expenses and other current assets	33,734
Property, plant and equipment	334,462
Intangible assets	1,797,352
Goodwill	1,778,438
Operating lease right-of-use assets	24,714
Other assets	39,730
Total assets acquired	4,460,349
Accounts payable	31,380
Contract liabilities, current	4,911
Operating lease liabilities, current	4,420
Debt, current	14,382
Accrued expenses and other current liabilities	97,253
Debt, noncurrent	1,454,776
Contract liabilities, noncurrent	2,435
Operating lease liabilities, noncurrent	19,916
Deferred tax liabilities	306,039
Other long-term liabilities	134,940
Total liabilities assumed	2,070,452

Estimated Fair Value
Net assets and liabilities	$2,389,897

The Company recognized goodwill for the excess of the purchase price over the fair value of net assets acquired. Goodwill was primarily attributable to synergies and economies of scale expected from combining the operations of the Company. For tax purposes, the Arxis Businesses Transaction was classified as a stock acquisition, so the Company retained its tax basis in underlying assets, including tax-deductible goodwill. At the time of acquisition, there was $245,975 in carryover tax-deductible goodwill, with no new tax-deductible goodwill created as part of the transaction.

The following table presents the amounts allocated to the intangible assets identified at the acquisition date and the estimated useful lives:

	Weighted-Average Remaining Useful Lives (in years)	Estimated Fair Value
Trademarks	17	$176,500
Customer relationships	24	1,337,200
Patents and technology	17	283,652
Total intangible assets acquired		$1,797,352

The Company assumed certain debt instruments in the Arxis Businesses Transaction which were recorded on the acquisition date at their fair values and determined to equal their notional amounts. Refer to “Note 11. Debt” for further details on the debt assumed and subsequently extinguished in 2025.

Pro forma financial information (unaudited)

The following unaudited pro forma financial information summarizes the Combined Results of Operations of the Company, and both Connector TopCo, L.P. and Ovation TopCo, L.P., as if each had been acquired as of January 1, 2023:

	Year Ended December 31,
	2024	2023
Revenue	$1,389,563	$1,237,918
Net loss	$(196,078)	$(222,281)

The pro forma financial information for all periods presented above has been calculated after adjusting the results of operations to reflect certain business combination effects, including the amortization of the acquired intangibles, depreciation of acquired property, plant and equipment, interest expense, share-based compensation expense, and other purchase accounting impacts as though the Arxis Businesses Transaction occurred as of January 1, 2023. The pro forma results are not necessarily indicative of the operating results that would have occurred had the acquisition been effective January 1, 2023, nor are they intended to be indicative of results that may occur in the future.

RMB Products, Inc.

On August 28, 2024, the Company acquired 100% equity interest in RMB Products, Inc. (“RMB”) in order to enhance its capabilities in advanced polymer solutions. RMB specializes in custom manufacturing and engineered polymers for the aerospace, chemical processing, semiconductor, and biopharmaceutical industries. The total consideration transferred was

$48,618. The acquisition was funded by the proceeds of a $50,000 term loan from the Credit Facility 1.0, net of deferred financing costs of $998.

The following table summarizes the purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date:

Estimated Fair Value
Cash and cash equivalents	$1,416
Accounts receivable	3,292
Inventories	5,725
Prepaid expenses and other current assets	2,632
Property, plant and equipment	5,738
Intangible assets	17,700
Goodwill	28,871
Operating lease right-of-use assets	5,991
Total assets acquired	71,365
Accrued expenses and other current liabilities	11,865
Operating lease liabilities, noncurrent	5,726
Deferred tax liabilities	5,156
Total liabilities assumed	22,747
Net assets and liabilities	$48,618

The Company recognized goodwill for the excess of the purchase price over the fair value of net assets acquired. Goodwill was primarily attributable to synergies and economies of scale expected from combining the operations of the Company and RMB. Goodwill is not deductible for tax purposes.

Transaction expenses paid by the Company in connection with the above acquisition amounted to $1,105 for the year ended December 31, 2024, and are included within Selling, general and administrative expenses in the Combined Statements of Operations.

Pro forma revenue and net income have not been presented because the financial results of RMB are not material to these combined financial statements in any period presented.

M-Wave Design Corporation

On May 9, 2024, the Company acquired 100% equity interest in M-Wave Design Corporation (“M-Wave”) in order to expand its product offering to customers. M-Wave specializes in designing and manufacturing RF and microwave components, including isolators, circulators, adaptors, and terminations, for applications in aerospace, defense, and specialized industrials. The total consideration of $12,358 was comprised of $7,508 of cash, $4,000 of rollover equity and $850 of contingent consideration.

The following table summarizes the purchase price allocation to the underlying assets acquired and liabilities assumed based on their fair values as of the acquisition date:

Estimated Fair Value
Cash and cash equivalents	$1,202
Accounts receivable	672
Inventories	423
Property, plant and equipment	56
Intangible assets	9,400
Goodwill	1,675
Total assets acquired	13,428
Accounts payable	101
Accrued expenses and other current liabilities	38
Contract liabilities	931
Total liabilities assumed	1,070
Net assets and liabilities	$12,358

The contingent consideration is a cash-based arrangement and requires the Company to pay the former owners a specific amount for each of two measurement periods based on adjusted EBITDA targets. The potential undiscounted amount of future payments that the Company could be required to make under the contingent consideration arrangement is between $0 and $5,000. The fair value of the contingent consideration arrangement of $850 was estimated using internal forecasts to determine the most likely outcome. Contingent consideration outstanding during the periods presented is recorded at fair value based on unobservable inputs and is considered a Level 3 liability.

The Company had contingent consideration related to the M-Wave acquisition of $2,600 and $850 included in Accrued expenses and other current liabilities on the Combined Balance Sheets as of December 31, 2025 and 2024, respectively. The Company recognized goodwill for the excess of the purchase price over the fair value of net assets acquired. Goodwill was primarily attributable to synergies and economies of scale expected from combining the operations of the Company and M-Wave. Goodwill recognized is deductible for tax purposes.

Transaction expenses paid by the Company in connection with the above acquisition amounted to $376 for the year ended December 31, 2024, and are included within Selling, general and administrative expenses in the Combined Statements of Operations.

Pro forma revenue and net income have not been presented because the financial results of M-Wave are not material to the combined financial statements in any period presented.